Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Temporary Equity [Abstract]
Summary of preferred stock
As of September 30, 2020 and December 31, 2019, Preferred Stock consisted of the following (in thousands, except share amounts):

	SEPTEMBER 30, 2020
	SHARES AUTHORIZED	ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION PREFERENCE	COMMON STOCK ISSUABLE UPON CONVERSION
Series Seed	350,858	350,858	$975	$1,000	369,452
Series A	1,490,035	1,490,035	6,469	5,081	1,569,001
Series B	4,155,758	4,155,758	27,854	24,061	4,375,999
Series C	6,010,140	6,010,140	71,103	71,253	6,328,657
Series D	5,037,348	4,897,428	67,956	68,253	5,156,975

	17,044,139	16,904,219	$174,357	$169,648	17,800,084

	DECEMBER 31, 2019
	SHARES AUTHORIZED	ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION PREFERENCE	COMMON STOCK ISSUABLE UPON CONVERSION
Series Seed	350,858	350,858	$975	$1,000	369,452
Series A	1,490,035	1,490,035	6,469	5,081	1,569,001
Series B	4,155,758	4,155,758	27,854	24,061	4,375,999
Series C	6,010,140	6,010,140	71,103	71,253	6,328,657
Series D	4,664,011	1,862,236	25,708	25,953	1,960,934

	16,670,802	13,869,027	$132,109	$127,348	14,604,043

As of December 31, 2018 and 2019, Preferred Stock consisted of the following (in thousands, except share amounts):

	DECEMBER 31, 2018
	SHARES AUTHORIZED	ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION PREFERENCE	COMMON STOCK ISSUABLE UPON CONVERSION
Series Seed	350,858	350,858	$975	$1,000	369,452
Series A	1,490,035	1,490,035	6,469	5,081	1,569,001
Series B	4,155,758	4,155,758	27,854	24,061	4,375,999
Series C	6,061,300	6,010,140	71,103	71,253	6,328,657

	12,057,951	12,006,791	$106,401	$101,395	12,643,109

	DECEMBER 31, 2019
	SHARES AUTHORIZED	ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION PREFERENCE	COMMON STOCK ISSUABLE UPON CONVERSION
Series Seed	350,858	350,858	$975	$1,000	369,452
Series A	1,490,035	1,490,035	6,469	5,081	1,569,001
Series B	4,155,758	4,155,758	27,854	24,061	4,375,999
Series C	6,010,140	6,010,140	71,103	71,253	6,328,657
Series D	4,664,011	1,862,236	25,708	25,953	1,960,934

	16,670,802	13,869,027	$132,109	$127,348	14,604,043